SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Share-based Compensation
SHARE-BASED COMPENSATION

Following the approval of the equity incentive plan by the Board of Directors on March 1, 2017, on April 14, 2017 the Shareholders approved an award to the Chief Executive Officer under the Company’s equity incentive plan, which is applicable to all Group Executive Council (“GEC”) members and key leaders of the Company. Under the Company’s equity incentive plan, an aggregate of approximately 687 thousand performance share units (“PSUs”) and an aggregate of approximately 119 thousand restricted share units (“RSUs”) have been awarded. The grants of the PSUs and the RSUs, each representing the right to receive one common share of the Company, cover a five-year performance period from 2016 to 2020, consistent with the Company’s strategic horizon.

At December 31, 2017, the Company has recognized a cumulative amount of €28,179 thousand as an increase to other reserves in equity for the PSU awards and RSU awards and had unrecognized compensation expense of approximately €26,051 thousand, which will be recognized over the remaining vesting period until 2020.

Performance Share Units

The Company awarded members of the GEC and key leaders a total target of approximately 237 thousand PSUs and 450 thousand PSUs to its Chief Executive Officer. The PSUs vest in three equal tranches in March 2019, 2020 and 2021, subject to the achievement of a market performance condition related to Total Shareholder Return (“TSR”). The interim partial vesting periods are independent of one another and any under-achievement in one period can be offset by over-achievement in subsequent periods. The target amount of PSUs vests as follows based on the Company’s TSR ranking compared to an industry specific peer group of eight, including the Company, (“Peer Group”):

Ferrari TSR Ranking	% of Target Awards that Vest
	CEO	GEC and Key Leaders
1	150%	150%
2	120%	120%
3	100%	100%
4	75%	—
5	50%	—
The defined Peer Group is as follows:

Hermes	Burberry	Brunello Cucinelli	Ferragamo
LVMH	Moncler	Richemont

The total number of shares that will eventually be issued upon vesting of the PSUs may vary from the original award of 687 thousand, depending on the level of TSR performance achieved compared to the Peer Group. None of the PSU awards were forfeited and none of the outstanding PSUs had vested at December 31, 2017.

The performance period for the PSUs commenced on January 1, 2016. The fair value of the awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. The range of the fair value of the PSUs that were awarded is €59.36-€72.06 per share. The key assumptions utilized to calculate the grant-date fair values for these awards are summarized below:

Key assumptions
Grant date share price	€66.85
Expected volatility	17.4%
Dividend yield	1.2%
Risk-free rate	0%

The expected volatility was based on the observed volatility of the Peer Group. The risk-free rate was based on the iBoxx sovereign Eurozone yield.

Retention Restricted Share Units

The Company awarded members of the GEC and key leaders a total of approximately 119 thousand RSUs. The Chief Executive Officer has not received any RSUs. The RSU awards granted to GEC members and key leaders are conditional on a recipient’s continued service to the Company, as described below. The RSUs, each of which represents the right to receive one common share of the Company, will vest in three equal tranches in March 2019, 2020 and 2021, subject to continued employment with the Company at the time of vesting. None of the RSU awards were forfeited and none of the RSU awards had vested at December 31, 2017.

The performance period for the RSUs commenced on January 1, 2016. The fair value of the awards was measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period. The range of the fair value of the RSUs awarded is €63.00-€64.64 per share.